Intangible Assets - Schedule of Detailed Information About Intangible Assets (Parenthetical) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Additions	$ 23,615		$ 20,942
Capitalized Salaries and Wages
Disclosure Of Intangible Assets [Line Items]
Additions	$ 23,175	$ 14,130